Statement of Stockholders' Equity (Parenthetical) - $ / shares	11 Months Ended
	Dec. 31, 2020	Feb. 14, 2020
Number of shares forfeited	750,000
Underwriters in Private Placement
Sale of common stock price per share	$ 10
Founders
Sale of common stock price per share	0.0044
Founders | Private Placement
Sale of common stock price per share	$ 10
Founders | Common Stock
Sale of common stock price per share		$ 0.0044
Number of shares forfeited	750,000